DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2025
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE
NOTE 18. DEBT INSTRUMENTS IN ISSUE
Duly authorized by the authority in each country bonds have been issued as follows:
As of December 31, 2025

Issuer	Currency		Face value(1)(2)	Balance COP(1)	Rate Range
Bancolombia S.A.(3)(4)	Local	COP	2,161,877	2,172,288	7.90%-12.25%
Bancolombia S.A.(5)(6)(7)	Foreign	USD	1,279,507	4,790,394	4.40%-8.82%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	44,100	170,272	5.00%-5.20%
Banco Agrícola S.A.(8)	Foreign	USD	42,000	158,051	6.26%-7.56%
Bancolombia Panamá S.A.	Foreign	USD	30,084	116,925	4.20%-5.40%
Grupo Agromercantil Holding S.A.	Foreign	USD	469	1,763	0.25%-5.50%
Total debt instruments in issue				7,409,693
(1)The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded debt securities totaling COP 3,429,730, which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2) Face value is in thousands of U.S. dollars for foreign currency bonds.
(3) The decrease is due to the maturity of bonds in local currency.
(4) The increase in bond interest rates is due to the relationship with the IPC (Consumer Price Index) indicator.
(5) See Note 18.1. Issue of Bancolombia S.A. subordinary bonds.
(6) See Note 18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
(7) As of December 31, 2025, USD528,000 were designated as net investment coverage abroad. See Note 5.3. Hedge Accounting.
(8) See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds

As of December 31, 2024

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	2,253,761	2,244,212	7.80%-12.49%
Bancolombia S.A.(2)(3)(4)	Foreign	USD	1,247,766	5,553,607	5.20%-8.82%
Banistmo S.A.(5)	Foreign	USD	585,051	2,617,132	4.25%-6.35%
Banco Agrícola S.A.(6)	Foreign	USD	117,182	517,068	5.60%-7.70%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	51,734	246,083	5.15%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	20,338	95,070	5.00%-6.00%
Grupo Agromercantil Holding S.A.	Foreign	USD	464	2,044	0.25%-7.25%
Total debt instruments in issue				11,275,216
(1)Face value is in thousands of U.S. dollars for foreign currency bonds.
(2)See Note 18.1. Issue of Bancolombia S.A. subordinary bonds.
(3)See Note 18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
(4)As of December 31, 2024, USD884,544 was designated as hedge of net asset in a foreign operation. See Note 5.3. Hedge Accounting.
(5)See Note 18.3. Issue of Banistmo S.A. discontinued operation ordinary bonds
(6)See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds
The following table shows the detail of the bonds classified by currency, term and type of issue:
As of December 31, 2025

Issuer	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	615,726	615,726
Ordinary bonds	-	-	-	1,556,564	1,556,564
Foreign currency
Subordinated bonds(1)	-	-	-	4,721,908	4,721,908
Ordinary bonds(2)	283,170	93,768	6,859	131,698	515,495
Total	283,170	93,768	6,859	7,025,896	7,409,693
(1)In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.
As of December 31, 2024

Issuer	Less than 1 year	Between 1 to 3 years	Between 3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	615,699	615,699
Ordinary bonds	-	-	-	1,628,513	1,628,513
Foreign currency
Subordinated bonds(1)	-	-	-	5,516,940	5,516,940
Ordinary bonds	243,861	1,097,493	7,684	2,165,026	3,514,064
Total	243,861	1,097,493	7,684	9,926,178	11,275,216
(1)In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.
18.1. Issue of Bancolombia S.A. subordinated bonds.

On June 24, 2024, the Bank issued subordinated bonds for USD800,000, maturing in 2034, which have an early redemption option that may be exercised after five years from the date of issue and a nominal coupon of 8.625% payable semi-annually on December 24 and June 24 of each year, beginning on December 24 of that year.

18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.

On June 24, 2024, the Bank carried out a debt management operation by offering to the market a repurchase of the senior bonds due in 2025 and subordinated bonds due in 2027 for USD267,421 and USD283,632 respectively.

On July 2, 2024, the second repurchase cut of the debt management operation that began in June was met, for USD2,013 of the senior bonds due in 2025 and USD4,661 USD of the subordinated bonds due in 2027.

On November 12, 2024, the full redemption of the senior bonds due in 2025 was carried out for USD212,600.

On December 18, 2024, the Bank exercised the call option on the subordinated bonds due in 2029, which were fully redeemed for USD550,000.

The total nominal amount repurchased from the above transactions is USD1,320,327, of which USD1,036,695 was part of the net foreign investment hedging relationship, which is being discontinued in the same proportion. See Note 5.3 Hedge Accounting.

18.3. Issuance of Ordinary Bonds – Banistmo S.A. (Discontinued Operation)

Banistmo S.A., an operation classified as a discontinued operation, issued in 2025 bonds under its Revolving Bond Program totaling USD104,395, with interest rates ranging from 1.65% to 5.50% and maturities from 1 year to 5 years.

Banistmo S.A., issued bonds under the Revolving Bond Program in 2024, for USD106,868 with rates ranging from 5.70% to 6.35% and terms from 1 year to 2 years. In 2023 it issued bonds under the Revolving Bond Program, for USD58,062 each with a term of 1 year and rates ranging from 6.00% to 6.25%.

18.4. Issue of Banco Agrícola S.A. ordinary bonds.

Banco Agrícola, a subsidiary of Cibest Corporate Group, issued ordinary bonds in 2025 for USD7,000, at an interest rate of 6.30% and a maturity of 1 year.

Banco Agrícola a subsidiary of the Bank issued ordinary bonds in 2024 for USD21,382 with rates ranging from 7.00% to 7.05% and terms from 1 year to 1.5 years of which some were redeemed early.
For information related to the disclosures of fair value of the debt securities in issue, see Note 30. Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2025	December 31, 2024
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,048,169	1,297,811
More than twelve months after the reporting period	6,361,524	9,977,405
Total	7,409,693	11,275,216
As of December 31, 2025 and 2024, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo S.A. social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.